CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments) (Details) m³ in Millions				12 Months Ended
	Dec. 31, 2017 USD ($) MWh	Apr. 24, 2017 MWh	Dec. 20, 2000 electrical_plant	Dec. 31, 2017 USD ($) MWh t m³	Dec. 31, 2006 MWh distributor	Dec. 31, 2016 USD ($)
Disclosure of contingent liabilities [line items]
Borrowings	$ 3,221,907,000			$ 3,221,907,000		$ 1,218,635,000
Dividend payables	$ 3,100,000,000			$ 3,100,000,000
Tenaris
Disclosure of contingent liabilities [line items]
Minimum mass required (tons per hour) | t				250
Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term		25 years
Long-term contract for purchase of electric power, electrical demand | MWh		699
Percentage of electricity needs supplied		78.00%
Ternium Mexico S.A. de C.V.
Disclosure of contingent liabilities [line items]
Number of electrical plants | electrical_plant			4
Iberdrola Energia Monterey, S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term			25 years
Long-term contract for purchase of electric power, electrical demand | MWh	51.7			111.2
Percentage of electricity needs supplied				25.00%
Long-term contract for purchase of electric power, credit (per megawatt)				$ 750,000
Long-term contract for purchase of electric power, credit				83,400,000
Long-term contract for purchase of electric power, discount				$ 15,000,000
Long-term contract for purchase of electric power, length that rates are similar to previous term				1 year
Long-term contract for purchase of electric power, percentage discount on contract				2.50%
Tractebel Energia de Monterrey, S. de R.L. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, contracted amount				$ 8,800,000.0
Gas Industrial de Monterrey, S.A. de C.V.
Disclosure of contingent liabilities [line items]
Guarantor obligations, borrowing outstanding	$ 40,400,000			40,400,000
Guarantor obligations, current carrying value	12,800,000			12,800,000
Kinder Morgan Gas
Disclosure of contingent liabilities [line items]
Guarantor obligations, borrowing outstanding	265,000,000			265,000,000
Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term					15 years
Long-term contract for purchase of electric power, electrical demand | MWh					200
Number of distributors | distributor					24
GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount				$ 190,700,000
Long-term purchase commitment, period for maintenance services of turbines				20 years
Primetals Technologies Brazil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount				$ 53,000,000
Air Liquide Brasil Ltda., AirSteel Ltda., White Martins Gases Industriais Ltda., White Martins Steel Ltda. and ThyssenKrupp MinEnergy GmbH
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount				$ 55,000,000
Companhia Distribuidora de Gás do Rio de Janeiro
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required				85.00%
Long-term purchase commitment, amount				$ 33,900,000
Long-term purchase commitment, volume | m³				61.3
Public utilities inventory, fuel | Air Liquide Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount				$ 30,900,000
Iron Ore, Pellets and Iron Ore Fines | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required				80.00%
Long-term purchase commitment, amount				$ 844,000,000
Iron Ore, Pellets and Iron Ore Fines | Vale S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, total purchased volume | t				8,000,000
Freight Services
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum quantity required (per month) | t				200,000
Long-term purchase commitment, quantity required | t				1,200,000
Freight Services | Ferrocarril Mexicano, S. A. de C. V.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, period				5 years
Long-term purchase commitment, period to make investments to improve loading and unloading of gondolas				36 months
Ternium S.A. | Kinder Morgan Gas
Disclosure of contingent liabilities [line items]
Guarantor obligations, borrowing outstanding	127,000,000			$ 127,000,000
Guarantor obligations, percentage				48.00%
Techgen S.A. de C.V. | Syndicated Loan
Disclosure of contingent liabilities [line items]
Borrowings	800,000,000			$ 800,000,000
Borrowings outstanding	720,000,000			720,000,000
Techgen S.A. de C.V. | Syndicated Loan | Financial Guarantee
Disclosure of contingent liabilities [line items]
Guarantor obligations,outstanding	$ 346,000,000			$ 346,000,000
Techgen S.A. de C.V. | Syndicated Loan | Financial Guarantee
Disclosure of contingent liabilities [line items]
Guarantor obligations, percentage				48.00%
Scenario one | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required				80.00%
Long-term purchase commitment, percentage of penalty				7.00%
Scenario one | Bottom of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated				70.00%
Scenario one | Top of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated				75.00%
Scenario two | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required				80.00%
Long-term purchase commitment, percentage of penalty				15.00%
Scenario two | Bottom of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated				70.00%
Forecast | Tenaris
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount				$ 11,400,000
Forecast | Natural Gas | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount				$ 18,600,000